ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts
	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Accounts receivable	318,131	378,365	60,982
Less: allowance for doubtful accounts	(11,894)	(58,871)	(9,489)

	306,237	319,494	51,493

Schedule of analysis of the allowance for doubtful accounts

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Balance, beginning of year	25,545	11,894	1,918
Additions for the current year	23,804	54,227	8,740
Deductions for the current year
-Recovery	(103)	(7,250)	(1,169)
-Written off	(37,352)	—	—

Balance, end of year	11,894	58,871	9,489